Provisions and contingent liabilities - Summary of changes in other provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [abstract]
Beginning of period	R$ 19,711	R$ 15,193	R$ 17,474
Monetary correction	6,837	4,102	2,492
Provision	8,457	3,499	2,338
Reversed	(3,132)	(1,454)	(3,939)
Payments	(2,565)	(1,629)	(3,172)
End of period	R$ 29,308	R$ 19,711	R$ 15,193